UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03897)

Exact name of registrant as specified in charter:	Putnam U.S. Government Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2017

Date of reporting period:	December 31, 2016

Item 1. Schedule of Investments:

Putnam U.S. Government Income Trust

The fund's portfolio
12/31/16 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (178.4%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (97.8%)

Government National Mortgage Association Adjustable Rate Mortgages 2.125%, 7/20/26			$14,128	$14,423

Government National Mortgage Association Pass-Through Certificates
8.50%, 12/15/19			2,226	2,327
7.50%, 10/20/30			56,255	66,597
5.50%, 8/15/35			339	384
5.00%, TBA, 1/1/47			52,000,000	55,843,122
4.50%, with due dates from 6/20/34 to 4/20/46			36,447,483	39,337,344
4.50%, TBA, 1/1/47			128,000,000	136,640,000
4.00%, with due dates from 9/15/39 to 5/20/46			109,978,607	119,200,457
4.00%, TBA, 1/1/47			32,000,000	33,984,998
3.50%, with due dates from 7/15/42 to 5/20/46			203,309,150	213,249,805
3.50%, TBA, 1/1/47			64,000,000	66,550,003
3.00%, with due dates from 3/20/43 to 10/20/44			2,854,922	2,898,847
3.00%, TBA, 1/1/47			214,000,000	216,741,875

				884,530,182
U.S. Government Agency Mortgage Obligations (80.6%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.50%, with due dates from 7/1/44 to 3/1/45			904,185	987,414
4.00%, 9/1/45			1,809,683	1,919,890
3.50%, 4/1/42			553,155	571,111
3.50%, TBA, 1/1/47			4,000,000	4,096,250
3.00%, with due dates from 3/1/43 to 6/1/46			4,382,622	4,375,444

Federal National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 2/1/36 to 5/1/41			4,392,940	4,964,343
6.00%, TBA, 1/1/47			5,000,000	5,650,000
5.50%, 2/1/35			922,534	1,033,046
5.50%, TBA, 1/1/47			44,000,000	48,881,250
4.50%, with due dates from 4/1/41 to 5/1/45			2,978,555	3,236,371
4.50%, TBA, 1/1/47			22,000,000	23,650,000
4.00%, with due dates from 5/1/43 to 9/1/46			36,388,158	38,737,420
3.50%, with due dates from 6/1/42 to 10/1/45			17,656,991	18,236,084
3.50%, TBA, 1/1/47			274,000,000	280,850,000
3.00%, with due dates from 9/1/42 to 10/1/46			41,401,072	41,357,172
3.00%, TBA, 1/1/47			159,000,000	158,080,789
2.50%, 3/1/43			69,311,094	66,419,525
2.50%, TBA, 1/1/47			28,000,000	26,665,626

				729,711,735

Total U.S. government and agency mortgage obligations (cost $1,611,444,883)				$1,614,241,917

MORTGAGE-BACKED SECURITIES (27.4%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (27.4%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 22.961%, 4/15/37			$244,786	$381,743
IFB Ser. 2976, Class LC, 21.839%, 5/15/35			1,699,069	2,512,074
IFB Ser. 2979, Class AS, 21.692%, 3/15/34			13,255	13,708
IFB Ser. 3072, Class SM, 21.216%, 11/15/35			716,423	1,047,983
IFB Ser. 3249, Class PS, 19.952%, 12/15/36			248,805	351,885
IFB Ser. 3065, Class DC, 17.748%, 3/15/35			2,720,318	3,984,178
IFB Ser. 2990, Class LB, 15.147%, 6/15/34			1,688,992	2,066,481
IFB Ser. 4136, Class ES, IO, 5.546%, 11/15/42			5,673,920	892,507
IFB Ser. 4436, Class SC, IO, 5.446%, 2/15/45			13,451,786	2,511,448
Ser. 4122, Class TI, IO, 4.50%, 10/15/42			5,167,851	1,093,000
Ser. 4024, Class PI, IO, 4.50%, 12/15/41			4,396,849	827,096
Ser. 4018, Class DI, IO, 4.50%, 7/15/41			2,956,033	426,644
Ser. 4329, Class MI, IO, 4.50%, 6/15/26			9,806,733	1,119,426
Ser. 4546, Class PI, IO, 4.00%, 12/15/45			15,482,876	2,698,665
Ser. 4601, Class IC, IO, 4.00%, 12/15/45			10,441,715	1,706,176
Ser. 4530, Class HI, IO, 4.00%, 11/15/45			8,617,664	1,447,768
Ser. 4500, Class GI, IO, 4.00%, 8/15/45			6,640,935	1,256,066
Ser. 4425, IO, 4.00%, 1/15/45			8,817,105	1,620,143
Ser. 4452, Class QI, IO, 4.00%, 11/15/44			7,173,817	1,571,783
Ser. 4116, Class MI, IO, 4.00%, 10/1/42			12,721,598	2,539,231
Ser. 4019, Class JI, IO, 4.00%, 5/15/41			6,862,744	1,062,353
Ser. 3996, Class IK, IO, 4.00%, 3/15/39			8,685,386	880,470
Ser. 4015, Class GI, IO, 4.00%, 3/15/27			5,807,853	713,265
Ser. 4621, Class QI, IO, 3.50%, 10/15/46			23,027,797	3,804,883
Ser. 4165, Class AI, IO, 3.50%, 2/15/43			4,332,789	682,891
Ser. 4136, Class IQ, IO, 3.50%, 11/15/42			7,879,065	1,214,842
Ser. 4199, Class CI, IO, 3.50%, 12/15/37			7,162,107	615,941
FRB Ser. 57, Class 2A1, 3.443%, 7/25/43			21,005	22,649
FRB Ser. 59, Class 2A1, 3.22%, 10/25/43			12,937	12,691
Ser. 4150, Class DI, IO, 3.00%, 1/15/43			8,482,109	1,058,938
Ser. 4141, Class PI, IO, 3.00%, 12/15/42			8,143,880	961,222
Ser. 4158, Class TI, IO, 3.00%, 12/15/42			12,728,961	1,416,097
Ser. 4165, Class TI, IO, 3.00%, 12/15/42			15,504,792	1,683,820
Ser. 4171, Class NI, IO, 3.00%, 6/15/42			9,127,370	967,684
Ser. 4183, Class MI, IO, 3.00%, 2/15/42			6,732,777	710,308
Ser. 4201, Class JI, IO, 3.00%, 12/15/41			8,375,150	818,186
Ser. 3939, Class EI, IO, 3.00%, 3/15/26			9,566,788	712,129
FRB Ser. 8, Class A9, IO, 0.456%, 11/15/28			1,673,300	23,092
FRB Ser. 59, Class 1AX, IO, 0.275%, 10/25/43			4,338,946	44,257
Ser. 48, Class A2, IO, 0.212%, 7/25/33			6,460,230	48,452
Ser. 315, PO, zero %, 9/15/43			9,293,245	7,212,592
Ser. 3369, Class BO, PO, zero %, 9/15/37			6,654	5,564
Ser. 3391, PO, zero %, 4/15/37			26,147	22,196
Ser. 3300, PO, zero %, 2/15/37			78,704	68,016
Ser. 3314, PO, zero %, 11/15/36			19,491	19,078
Ser. 3206, Class EO, PO, zero %, 8/15/36			5,694	5,004
Ser. 3175, Class MO, PO, zero %, 6/15/36			68,466	57,655
Ser. 3210, PO, zero %, 5/15/36			5,627	5,092
Ser. 3326, Class WF, zero %, 10/15/35			24,613	18,252
FRB Ser. 3117, Class AF, zero %, 2/15/36			13,260	10,519

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 35.363%, 7/25/36			409,633	757,288
IFB Ser. 05-74, Class NK, 23.719%, 5/25/35			1,395,915	2,005,308
IFB Ser. 06-8, Class HP, 21.794%, 3/25/36			525,294	835,465
IFB Ser. 07-53, Class SP, 21.428%, 6/25/37			615,997	916,850
IFB Ser. 08-24, Class SP, 20.511%, 2/25/38			2,510,469	3,541,210
IFB Ser. 05-122, Class SE, 20.454%, 11/25/35			447,668	614,604
IFB Ser. 05-75, Class GS, 17.982%, 8/25/35			254,028	334,961
IFB Ser. 05-106, Class JC, 17.78%, 12/25/35			874,239	1,286,268
IFB Ser. 05-83, Class QP, 15.428%, 11/25/34			226,544	283,928
IFB Ser. 11-4, Class CS, 11.388%, 5/25/40			1,384,187	1,602,196
IFB Ser. 11-123, Class KS, IO, 5.844%, 10/25/41			1,481,597	236,818
IFB Ser. 13-103, Class SK, IO, 5.164%, 10/25/43			3,405,055	778,097
Ser. 15-16, Class MI, IO, 4.50%, 4/25/45			7,030,005	1,432,364
FRB Ser. 03-W11, Class A1, 4.26%, 6/25/33			996	1,042
Ser. 12-118, Class PI, IO, 4.00%, 6/25/42			6,861,187	1,217,081
Ser. 12-62, Class MI, IO, 4.00%, 3/25/41			5,043,608	686,435
Ser. 12-104, Class HI, IO, 4.00%, 9/25/27			9,943,455	1,181,735
FRB Ser. 04-W7, Class A2, 3.961%, 3/25/34			11,030	12,348
FRB Ser. 03-W14, Class 2A, 3.815%, 1/25/43			22,254	24,101
FRB Ser. 03-W3, Class 1A4, 3.602%, 8/25/42			41,044	45,761
Ser. 16-70, Class QI, IO, 3.50%, 10/25/46			25,694,848	4,056,960
Ser. 15-10, Class AI, IO, 3.50%, 8/25/43			10,272,631	1,621,224
Ser. 12-124, Class JI, IO, 3.50%, 11/25/42			2,836,743	371,982
Ser. 13-22, Class PI, IO, 3.50%, 10/25/42			6,989,053	1,200,027
Ser. 12-114, Class NI, IO, 3.50%, 10/25/41			12,463,154	1,875,682
Ser. 13-55, Class IK, IO, 3.00%, 4/25/43			6,568,155	827,587
Ser. 13-6, Class JI, IO, 3.00%, 2/25/43			10,363,264	1,170,725
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43			6,598,218	797,725
Ser. 13-8, Class NI, IO, 3.00%, 12/25/42			7,474,763	784,254
Ser. 12-145, Class TI, IO, 3.00%, 11/25/42			6,513,581	531,508
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42			4,696,546	410,008
Ser. 13-55, Class PI, IO, 3.00%, 5/25/42			10,390,805	953,149
Ser. 13-53, Class JI, IO, 3.00%, 12/25/41			8,142,315	916,010
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41			8,028,791	579,036
Ser. 13-30, Class IP, IO, 3.00%, 10/25/41			9,968,602	734,387
Ser. 13-23, Class LI, IO, 3.00%, 6/25/41			7,633,476	577,854
Ser. 14-28, Class AI, IO, 3.00%, 3/25/40			7,986,042	896,833
FRB Ser. 04-W2, Class 4A, 2.982%, 2/25/44			14,337	14,730
FRB Ser. 07-95, Class A3, 1.006%, 8/27/36			13,676,000	13,204,496
Ser. 98-W5, Class X, IO, 0.623%, 7/25/28			3,277,156	159,925
FRB Ser. 01-50, Class B1, IO, 0.388%, 10/25/41			618,408	7,359
Ser. 01-79, Class BI, IO, 0.306%, 3/25/45			1,733,145	16,118
Ser. 98-W2, Class X, IO, 0.084%, 6/25/28			10,729,537	523,601
Ser. 03-34, Class P1, PO, zero %, 4/25/43			93,664	77,582
Ser. 08-53, Class DO, PO, zero %, 7/25/38			182,317	165,605
Ser. 07-64, Class LO, PO, zero %, 7/25/37			36,005	33,038
Ser. 07-44, Class CO, PO, zero %, 5/25/37			106,349	88,355
Ser. 07-14, Class KO, PO, zero %, 3/25/37			12,598	10,537
Ser. 06-125, Class OX, PO, zero %, 1/25/37			2,310	1,946
Ser. 06-84, Class OT, PO, zero %, 9/25/36			3,484	2,938
Ser. 06-46, Class OC, PO, zero %, 6/25/36			5,558	4,639
Ser. 08-36, Class OV, PO, zero %, 1/25/36			38,615	33,546
FRB Ser. 88-12, Class B, zero %, 2/25/18			267	265

Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40			7,774,403	1,846,421
IFB Ser. 11-81, Class SB, IO, 5.998%, 11/16/36			4,872,192	480,544
IFB Ser. 11-156, Class SK, IO, 5.861%, 4/20/38			10,312,291	2,114,020
IFB Ser. 10-20, Class SC, IO, 5.411%, 2/20/40			2,202,915	372,249
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44			7,733,369	1,549,690
Ser. 14-76, IO, 5.00%, 5/20/44			6,135,449	1,237,421
Ser. 13-51, Class QI, IO, 5.00%, 2/20/43			8,249,035	1,529,408
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43			3,500,800	721,165
Ser. 13-6, Class OI, IO, 5.00%, 1/20/43			27,599,833	5,715,097
Ser. 13-16, Class IB, IO, 5.00%, 10/20/40			1,215,306	59,624
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40			2,631,998	558,247
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40			16,474,148	3,452,981
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39			8,846,530	1,827,339
IFB Ser. 14-119, Class SA, IO, 4.861%, 8/20/44			12,003,841	1,800,576
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43			10,648,321	2,037,357
Ser. 12-129, IO, 4.50%, 11/16/42			4,477,023	953,472
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40			3,850,597	515,325
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40			10,157,603	1,914,810
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40			16,297,098	3,148,599
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40			4,620,742	876,555
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40			2,424,608	458,493
Ser. 09-121, Class CI, IO, 4.50%, 12/16/39			10,681,527	2,323,448
Ser. 11-81, Class PI, IO, 4.50%, 12/20/37			1,628,163	24,048
Ser. 16-27, Class IB, IO, 4.00%, 11/20/45			10,876,371	1,971,288
Ser. 15-94, IO, 4.00%, 7/20/45			25,416,069	5,649,992
Ser. 15-64, Class IG, IO, 4.00%, 5/20/45			10,941,378	2,217,380
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45			6,981,054	1,523,266
Ser. 15-40, IO, 4.00%, 3/20/45			6,514,173	1,345,177
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44			2,560,815	453,853
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43			16,330,477	2,173,586
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43			3,770,453	639,695
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42			9,368,756	1,829,021
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42			4,395,439	787,612
Ser. 14-104, IO, 4.00%, 3/20/42			9,775,585	1,739,956
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39			5,270,988	643,914
Ser. 10-114, Class MI, IO, 4.00%, 3/20/39			5,527,019	593,506
Ser. 14-182, Class BI, IO, 4.00%, 1/20/39			12,362,276	2,090,461
Ser. 16-156, Class PI, IO, 3.50%, 11/20/46			14,929,940	1,982,696
Ser. 16-111, Class IP, IO, 3.50%, 8/20/46			20,647,026	2,731,601
Ser. 16-4, Class JI, IO, 3.50%, 1/20/46			10,246,477	1,554,186
Ser. 15-24, Class CI, IO, 3.50%, 2/20/45			4,359,239	849,180
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43			12,568,688	1,848,980
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43			10,827,439	1,587,476
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43			5,049,393	782,656
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42			4,720,103	767,017
Ser. 12-136, IO, 3.50%, 11/20/42			9,591,585	2,028,380
Ser. 14-46, Class JI, IO, 3.50%, 10/20/41			4,940,617	695,155
Ser. 13-18, Class GI, IO, 3.50%, 5/20/41			8,685,578	1,021,424
Ser. 12-71, Class JI, IO, 3.50%, 4/16/41			3,277,666	263,524
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41			4,520,235	586,030
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40			6,673,230	945,597
Ser. 12-48, Class KI, IO, 3.50%, 12/16/39			4,320,622	432,062
Ser. 14-147, Class MI, IO, 3.50%, 7/20/39			9,836,675	524,492
Ser. 15-99, Class TI, IO, 3.50%, 4/20/39			10,183,871	1,109,736
Ser. 15-24, Class AI, IO, 3.50%, 12/20/37			12,143,636	1,665,808
Ser. 15-24, Class IC, IO, 3.50%, 11/20/37			5,792,149	718,806
Ser. 12-48, Class AI, IO, 3.50%, 2/20/36			12,443,913	1,437,447
Ser. 14-160, Class IB, IO, 3.00%, 11/20/40			16,099,532	1,481,157
Ser. 14-141, Class CI, IO, 3.00%, 3/20/40			5,195,833	471,262
Ser. 14-174, Class AI, IO, 3.00%, 11/16/29			7,947,085	796,298
Ser. 16-H23, Class NI, IO, 2.826%, 10/20/66			33,273,959	4,641,717
Ser. 16-H24, Class JI, IO, 2.776%, 11/20/66			6,719,828	928,277
Ser. 15-H22, Class GI, IO, 2.579%, 9/20/65			15,610,321	2,093,344
Ser. 16-H13, Class IK, IO, 2.564%, 6/20/66			18,228,728	2,366,599
Ser. 15-H25, Class BI, IO, 2.445%, 10/20/65			13,718,271	1,536,446
FRB Ser. 15-H16, Class XI, IO, 2.434%, 7/20/65			12,935,772	1,538,063
Ser. 15-H20, Class CI, IO, 2.405%, 8/20/65			21,752,449	2,604,181
Ser. 16-H04, Class HI, IO, 2.361%, 7/20/65			14,128,203	1,576,707
Ser. 15-H22, Class AI, IO, 2.353%, 9/20/65			22,169,065	2,467,417
Ser. 16-H07, Class PI, IO, 2.253%, 3/20/66			27,728,868	3,607,138
Ser. 14-H21, Class AI, IO, 2.204%, 10/20/64			19,159,619	1,923,626
Ser. 15-H10, Class HI, IO, 2.188%, 4/20/65			23,378,100	2,527,173
Ser. 16-H11, Class HI, IO, 2.08%, 1/20/66			46,796,695	5,086,941
Ser. 16-H06, Class HI, IO, 2.066%, 2/20/66			13,519,318	1,327,597
Ser. 16-H01, Class HI, IO, 2.035%, 10/20/65			15,450,542	1,376,643
Ser. 15-H24, Class HI, IO, 2.032%, 9/20/65			21,539,828	1,826,577
Ser. 16-H03, Class AI, IO, 2.028%, 1/20/66			15,506,845	1,790,327
Ser. 16-H04, Class KI, IO, 1.934%, 2/20/66			16,573,037	1,552,231
Ser. 15-H23, Class TI, IO, 1.886%, 9/20/65			17,181,286	1,838,398
Ser. 16-H10, Class AI, IO, 1.833%, 4/20/66			24,748,030	2,182,776
Ser. 15-H23, Class DI, IO, 1.833%, 9/20/65			8,444,847	828,558
Ser. 16-H06, Class DI, IO, 1.728%, 7/20/65			18,512,727	1,762,412
Ser. 16-H08, Class GI, IO, 1.421%, 4/20/66			13,809,966	905,934
FRB Ser. 11-H07, Class FI, IO, 1.225%, 2/20/61			54,221,169	2,315,244
Ser. 10-158, Class OP, PO, zero %, 12/20/40			7,123,250	5,922,997
Ser. 10-151, Class KO, PO, zero %, 6/16/37			903,229	753,103
Ser. 06-36, Class OD, PO, zero %, 7/16/36			10,629	8,911
Ser. 06-64, PO, zero %, 4/16/34			9,274	9,122

GSMPS Mortgage Loan Trust 144A
FRB Ser. 98-4, IO, 1.147%, 12/19/26			576,588	—
FRB Ser. 98-2, IO, 1.004%, 5/19/27			353,628	—
FRB Ser. 99-2, IO, 0.84%, 9/19/27			849,590	7,476
FRB Ser. 98-3, IO, zero %, 9/19/27			391,423	—

				248,152,135

Total mortgage-backed securities (cost $242,139,404)				$248,152,135

ASSET-BACKED SECURITIES (1.1%)(a)
			Principal amount	Value

Station Place Securitization Trust FRB Ser. 16-1, Class A, 1.756%, 2/25/17 (acquired 2/4/16, cost $10,145,000)(RES)			$10,145,000	$10,145,000

Total asset-backed securities (cost $10,145,000)				$10,145,000

PURCHASED SWAP OPTIONS OUTSTANDING (0.3%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

1.4019/3 month USD-LIBOR-BBA/Jan-19	Jan-17/1.4019		$104,711,400	$13,612

Citibank, N.A.

2.226/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.226		52,355,700	150,784

2.11875/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.11875		52,355,700	28,272

Credit Suisse International

1.95275/3 month USD-LIBOR-BBA/Jan-27	Jan-17/1.95275		52,355,700	1,571

Goldman Sachs International

2.462/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.462		78,533,600	1,148,161

2.4775/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.4775		52,355,700	858,633

2.2125/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.2125		52,355,700	114,135

1.1735/3 month USD-LIBOR-BBA/Jan-18	Jan-17/1.1735		209,422,800	10,471

JPMorgan Chase Bank N.A.

2.2095/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.2095		52,355,700	128,271

Total purchased swap options outstanding (cost $2,262,291)				$2,453,910

PURCHASED OPTIONS OUTSTANDING (0.8%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/$100.77		$21,000,000	$1,158,150

Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/100.58		21,000,000	1,118,670

Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/100.02		21,000,000	1,000,650

Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/99.83		21,000,000	961,170

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jan-17/101.34		200,000,000	2,450,000

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jan-17/98.91		37,000,000	268,620

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Jan-17/97.89		90,000,000	32,400

Total purchased options outstanding (cost $2,650,939)				$6,989,660

SHORT-TERM INVESTMENTS (10.2%)(a)
			Principal amount/shares	Value

Interest in $275,000,000 joint tri-party repurchase agreement dated 12/30/16 with RBC Capital Markets, LLC due 1/3/17 - maturity value of $34,025,815 for an effective yield of 0.480% (collateralized by various mortgage backed securities with coupon rates ranging from 1.672% to 5.402% and due dates ranging from 1/1/19 to 11/1/46, valued at $280,514,960)			$34,024,000	$34,024,000

Putnam Government Money Market Fund Class P 0.05%(AFF)		Shares	768,050	768,050

U.S. Treasury Bills 0.441%, 2/16/17(SEGSF)(SEGCCS)			$7,146,000	7,142,155

U.S. Treasury Bills 0.442%, 2/9/17(SEGSF)(SEGCCS)			12,709,000	12,703,154

U.S. Treasury Bills 0.423%, 2/2/17(SEGSF)(SEGCCS)			6,132,000	6,129,842

U.S. Treasury Bills 0.382%, 1/26/17(SEGSF)(SEGCCS)			7,065,000	7,063,100

U.S. Treasury Bills 0.387%, 1/19/17(SEGSF)(SEGCCS)			2,493,000	2,492,541

U.S. Treasury Bills 0.463%, 1/12/17(SEGSF)(SEGCCS)			21,913,000	21,910,809

Total short-term investments (cost $92,232,437)				$92,233,651

TOTAL INVESTMENTS

Total investments (cost $1,960,874,954)(b)				$1,974,216,273

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/16 (premiums $4,309,142) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

(2.0514)/3 month USD-LIBOR-BBA/Jan-19	Jan-17/2.0514	$104,711,400	$6,283
Citibank, N.A.

(1.95275)/3 month USD-LIBOR-BBA/Jan-27	Jan-17/1.95275	52,355,700	1,571
2.776/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.776	52,355,700	6,283
2.28475/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.28475	52,355,700	410,992
Credit Suisse International

2.73/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.73	52,355,700	3,665
Goldman Sachs International

(1.52275)/3 month USD-LIBOR-BBA/Jan-18	Jan-17/1.52275	209,422,800	2,094
2.7625/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.7625	52,355,700	4,188
2.6875/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.6875	52,355,700	31,937
2.657/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.657	78,533,600	33,769
(2.242)/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.242	78,533,600	261,517
(2.2675)/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.2675	52,355,700	261,779
(2.3725)/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.3725	52,355,700	513,086
(2.352)/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.352	78,533,600	614,917
JPMorgan Chase Bank N.A.

2.762/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.762	52,355,700	7,330
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	11,494,000	693,893

Total			$2,853,304

WRITTEN OPTIONS OUTSTANDING at 12/31/16 (premiums $2,650,938) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/$100.02	$21,000,000	$1,000,650
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/99.83	21,000,000	961,170
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/99.27	21,000,000	843,150
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/99.27	21,000,000	843,150
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/99.08	21,000,000	803,670
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/99.08	21,000,000	803,670
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/98.52	21,000,000	685,650
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/98.33	21,000,000	646,380
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jan-17/97.89	90,000,000	1,424,700
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Jan-17/101.34	200,000,000	106,000
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Jan-17/98.91	37,000,000	71,780

Total			$8,189,970

TBA SALE COMMITMENTS OUTSTANDING at 12/31/16 (proceeds receivable $463,240,156) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal Home Loan Mortgage Corporation, 3.00%, 1/1/47	$1,000,000	1/18/17	$993,516
Federal National Mortgage Association, 4.00%, 1/1/47	42,000,000	1/18/17	44,152,500
Federal National Mortgage Association, 3.50%, 1/1/47	200,000,000	1/18/17	205,000,000
Federal National Mortgage Association, 3.00%, 1/1/47	187,000,000	1/18/17	185,918,915
Federal National Mortgage Association, 2.50%, 1/1/47	34,000,000	1/18/17	32,379,689

Total			$468,444,620

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/16 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$1,511,470	(E)	$(52)	4/24/47	3 month USD-LIBOR-BBA	1.92%	$(228,255)
	4,737,600	(E)	21,382	3/15/47	3 month USD-LIBOR-BBA	2.704%	127,997
	343,784,700	(E)	(575,003)	3/15/27	2.4885%	3 month USD-LIBOR-BBA	(4,178,212)
	60,067,700	(E)	(66,730)	3/15/22	2.132%	3 month USD-LIBOR-BBA	(357,157)
	426,580,000	(E)	(125,807)	3/15/19	1.6065%	3 month USD-LIBOR-BBA	(529,351)

	Total		$(746,210)	$(5,164,978)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/16 (Unaudited)

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$1,719,562	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(546)
847,344	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(269)
Barclays Bank PLC
817,959	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(302)
1,509,624	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	227
112,070	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(36)
1,023,873	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(325)
94,179	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(54)
2,399,875	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	6,382
35,949,902	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	95,605
907,878	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(9,555)
3,978,339	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	10,580
100,585	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(640)
49,033	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	529
49,033	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	529
117,766	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	1,270
113,437	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(24)
19,700	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	212
1,669,883	—	1/12/34	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(514)
28,150,907	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	27,669
1,017,582	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(376)
4,520,314	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	28,742
2,810,134	—	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(30,296)
3,280,788	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	27,921
1,715,202	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(10,906)
4,096,383	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	4,268
1,243,317	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(135)
3,895,180	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(10,780)
29,148,661	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(39,758)
52,076,564	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	291,519
15,898,427	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(21,685)
Citibank, N.A.
47,725	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	515
Credit Suisse International
481,446	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(657)
1,669,883	—	1/12/34	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	514
49,033	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	529
1,693,922	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	254
215,526	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	212
3,669,821	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	3,824
2,610,533	—	1/12/44	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,049)
36,392	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(4)
10,753,947	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(10,128)
868,235	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(818)
859,117	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(494)
5,788,597	—	1/12/44	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,544)
4,249,556	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,350
Deutsche Bank AG
72,040	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(529)
113,437	—	1/12/40	(4.50%)1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	24
65,663	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(37)
249,896	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	(484)
Goldman Sachs International
2,748,745	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(17,478)
2,120,474	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(13,483)
6,169,096	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(64,925)
2,379,826	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(15,132)
3,746,279	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	562
3,746,279	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	562
3,621,846	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	20,275
1,360,618	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	7,617
2,344,156	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	25,273
35,621	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	384
1,211,108	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(8,895)
2,344,921	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(24,678)
2,048,003	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(13,022)
2,767,643	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(17,598)
4,961,798	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	27,776
183,948	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	1,030
490,543	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	2,746
436,550	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	2,444
609,700	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(3,877)
319,357	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic MBX Index 4.00% 30 year Ginnie Mae II pools	(745)
2,800,457	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(17,807)
4,306,289	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	646
2,759,061	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	414
4,512,986	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(47,496)
3,583,161	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	3,733
861,675	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(812)
959,782	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	104
4,756,989	—	1/12/44	(3.00%) 1 month USD-LIBOR	Synthetic TRS Index 3.00% 30 year Fannie Mae pools	11,406
1,211,108	—	1/12/40	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	8,895
JPMorgan Chase Bank N.A.
546,708	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(174)
3,583,402	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	3,734
JPMorgan Securities LLC
3,906,924	—	1/12/44	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,067)
319,927	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	35

Total	—	$225,177

Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2016 through December 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $905,027,452.
(b)	The aggregate identified cost on a tax basis is $1,978,341,159, resulting in gross unrealized appreciation and depreciation of $16,030,008 and $20,154,894, respectively, or net unrealized depreciation of $4,124,886.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $10,145,000, or 1.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Government Money Market Fund*	$5,000,000	$3,209,350	$7,441,300	$55	$768,050
	Totals	$5,000,000	$3,209,350	$7,441,300	$55	$768,050
* Management fees incurred through investment in Putnam Government Money Market Fund have been waived by the fund.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $768,366,455 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments, including mortgage backed securities and short-term investments with remaining maturities of 60 days or less, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $227,426 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $2,027,140 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $4,786,458 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$10,145,000	$—
Mortgage-backed securities	—	248,152,135	—
Purchased options outstanding	—	6,989,660	—
Purchased swap options outstanding	—	2,453,910	—
U.S. government and agency mortgage obligations	—	1,614,241,917	—
Short-term investments	768,050	91,465,601	—

Totals by level	$768,050	$1,973,448,223	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Written options outstanding	$—	$(8,189,970)	$—
Written swap options outstanding	—	(2,853,304)	—
TBA sale commitments	—	(468,444,620)	—
Interest rate swap contracts	—	(4,418,768)	—
Total return swap contracts	—	225,177	—

Totals by level	$—	$(483,681,485)	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Interest rate contracts	$10,170,496	$15,963,791

Total	$10,170,496	$15,963,791

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$308,300,000
Purchased swap option contracts (contract amount)		$658,700,000
Written TBA commitment option contracts (contract amount)		$371,300,000
Written swap option contracts (contract amount)		$1,193,700,000
Centrally cleared interest rate swap contracts (notional)		$796,900,000
OTC total return swap contracts (notional)		$320,500,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	RBC Capital Markets,LLC	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$—	$—	$30,596,206	$—	$—	$—	$—	$—	$—	$—	$30,596,206
	OTC Total return swap contracts*#	—	495,453	—	515	6,683	24	113,867	3,734	35	—	620,311
	Purchased swap options#	13,612	—	—	179,056	1,571	—	2,131,400	128,271	—	—	2,453,910
	Purchased options#	—	—	—	—	—	—	—	6,989,660	—	—	6,989,660
	Repurchase agreements	—	—	—	—	—	—	—	—	—	34,024,000	34,024,000

	Total Assets	$13,612	$495,453	$30,596,206	$179,571	$8,254	$24	$2,245,267	$7,121,665	$35	$34,024,000	$74,684,087

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	31,939,472	—	—	—		—	—	—	31,939,472
	OTC Total return swap contracts*#	815	125,386	—	—	18,694	1,050	245,948	174	3,067	—	395,134
	Written swap options#	6,283	—	—	418,846	3,665	—	1,723,287	701,223	—	—	2,853,304
	Written options#	—	—	—	—	—	—	—	8,189,970	—	—	8,189,970
	Reverse repurchase agreements	—	—	—	—	—	—	—	—	—	—	—

	Total Liabilities	$7,098	$125,386	$31,939,472	$418,846	$22,359	$1,050	$1,969,235	$8,891,367	$3,067	$—	$43,377,880

	Total Financial and Derivative Net Assets	$6,514	$370,067	$(1,343,266)	$(239,275)	$(14,105)	$(1,026)	$276,032	$(1,769,702)	$(3,032)	$34,024,000	$31,306,207
	Total collateral received (pledged)##†	$—	$(339,896)	$—	$(239,275)	$—	$—	$115,007	$(1,769,702)	$112,419	$34,024,000
	Net amount	$6,514	$709,963	$(1,343,266)	$—	$(14,105)	$(1,026)	$161,025	$—	$(115,451)	$—

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam U.S. Government Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 28, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: February 28, 2017